Long-Term Debt (Tables) - Cypress Holdings Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Summary Of Long Term Debt
Long-term debt as of June 30, 2021 and December 31, 2020, consists of the following (in thousands):

	June 30, 2021	December 31, 2020
First Lien Term Loan	$1,329,231	$1,336,154
First Lien Term Loan—discount	(2,396)	(2,788)
First Lien Term Loan—deferred financing fees	(13,215)	(15,388)

First Lien Term Loan—net of discount & fees	1,313,620	1,317,978

Less: Current portion	(13,846)	(25,381)

Total long-term debt—net of current portion	$1,299,774	$1,292,597

Long-term debt as of December 31, 2020 and 2019, consists of the following (in thousands):

	2020	2019

First Lien Term Loan	$1,336,154	$975,000
First Lien Term Loan—discount	(2,788)	(1,614)
First Lien Term Loan—deferred financing fees	(15,388)	(16,211)

First Lien Term Loan—net of discount & fees	1,317,978	957,175

Second Lien Term Loan	—	375,000
Second Lien Term Loan—discount	—	(2,080)
Second Lien Term Loan—deferred financing fees	—	(6,583)

Second Lien Term Loan—net of discount & fees	—	366,337

Total debt	1,317,978	1,323,512

Less: Current portion	(25,381)	(10,000)

Total long-term debt—net of current portion	$1,292,597	$1,313,512

Summary Of Debt Deferred Financing Fees And Discount
The table below is a rollforward of the Company’s deferred financing fees and discount (contra debt) (in thousands):

	Deferred Financing Fees	Discount— Contra Debt

Balance—December 31, 2018	28,797	4,327

Amortization of fees and discount	(4,837)	(633)

Balance—December 31, 2019	$23,960	$3,694

Fees written off of due to early extinguishment of debt	(6,558)	(2,043)

Payment of fees and discount	3,362	1,875

Amortization of fees and discount	(4,630)	(738)

Balance—December 31, 2020	$16,134	$2,788

Summary Of Aggregate Maturities Of Our Long-Term Debt
Scheduled Payments for Debt
—Principal amounts due in each of the next four years as of December 31, 2020, are as follows (in thousands):

Years Ending December 31

2021	$25,381
2022	2,312
2023	13,846
2024	1,294,615

Total	$1,336,154